Shareholder Fees {- Fidelity® Commodity Strategy Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Commodity Strategy Fund PRO-06 | Fidelity® Commodity Strategy Fund
Shareholder Fees:
(fees paid directly from your investment)	none